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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549

                                  FORM N-Q
          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05127

                          Advance Capital I, Inc.
---------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

One Towne Square, Suite 444             Southfield, Michigan 48076
---------------------------------------------------------------------------
(Address of principal executive offices)          (Zip code)

                           Robert J. Cappelli
                       One Towne Square, Suite 444
                        Southfield, Michigan 48076
---------------------------------------------------------------------------
                 (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 350-8543 Date of fiscal year end: 12/31

Date of reporting period: March 31, 2007

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,
DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1. Schedule of Investments.



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2007



Common Stock                      Shares     Value           Common Stock                      Shares       Value
--------------------------------- ---------  -----------     --------------------------------- -----------  -------------
BASIC MATERIALS - 1.7%                                       CONSUMER, CYCLICAL - 16.3%
      Carpenter Technology Corp.     12,600  $ 1,521,576          Advance Auto Parts, Inc.          10,900  $     420,195
      Ecolab, Inc.^                  21,800      937,400          Bed Bath & Beyond, Inc.*^         34,300      1,377,831
      Sigma-Aldrich Corp.^           13,000      539,760          Boyd Gaming Corp.                  9,500        452,580
      Symyx Technologies*            11,000      194,920          Brunswick Corp.                    8,500        270,725
      Valspar Corp.                  15,600      434,148          CDW Corp.^                         6,800        417,724
                                                                  Centex Corp.^                      6,500        271,570
COMMUNICATIONS - 11.5%                                            Cheesecake Factory*^               8,700        231,855
      Amazon.Com, Inc.*              14,600      580,934          Choice Hotels Int'l               20,200        715,686
      American Tower Corp.*          49,200    1,916,340          Cintas Corp.                      15,700        566,770
      Baidu.com - ADR*^               5,900      569,645          Coach, Inc.*^                     35,900      1,796,795
      Cablevision Systems Corp.*     20,900      635,987          Dick's Sporting Goods, Inc.*^      8,000        466,080
      Checkfree Corp.*^              13,000      482,170          DreamWorks Animation*              9,800        299,684
      Check Point Software*          18,200      405,496          Family Dollar Stores, Inc.        20,700        613,134
      Citadel Broadcasting Corp.     21,200      201,612          Fastenal Co.^                     14,400        504,720
      Clear Channel Outdoor*^        45,400    1,194,474          Fred's, Inc.^                     18,000        264,600
      Crown Castle Int'l*            55,700    1,789,641          Harley-Davidson, Inc.^            26,400      1,551,000
      Digital River, Inc.*^          11,600      640,900          Harman Int'l                       5,000        480,400
      EW Scripps Co.^                10,000      446,800          Hilton Hotels Corp.               40,300      1,449,188
      F5 Networks, Inc.*              8,900      593,452          HNI Corp.^                         6,000        275,580
      Focus Media Holding - ADR*      7,200      564,912          Int'l Game Tech.                  40,500      1,635,390
      Getty Images, Inc.*^            9,200      447,396          KB Home^                           5,000        213,350
      Harte-Hanks, Inc.              11,850      326,942          Lennar Corp.^                     13,300        561,393
      Juniper Networks, Inc.*^       33,900      667,152          Marriott Int'l, Inc.              23,900      1,170,144
      Lamar Advertising Co.*         19,900    1,253,103          Melco PBL Enter. - ADR*^          18,500        298,590
      Leap Wireless Int'l*^          12,400      818,152          Men's Wearhouse, Inc.             13,838        651,054
      McAfee, Inc.*                  20,300      590,324          Meritage Homes Corp.*^             6,000        192,720
      McGraw-Hill Cos., Inc.          6,400      402,432          O'Reilly Automotive, Inc.*        12,600        417,060
      Meredith Corp.^                 8,100      464,859          Panera Bread Co.*^                 7,700        454,762
      NeuStar, Inc.*^                14,000      398,160          PetSmart, Inc.^                   19,500        642,720
      NII Holdings, Inc.*^           20,600    1,528,108          Pulte Homes, Inc.^                 8,400        222,264
      Omnicom Group, Inc.            11,200    1,146,656          Ross Stores, Inc.                 16,000        550,400
      Rogers Communications          19,200      628,992          Royal Caribbean Cruises^          10,300        434,248
      Salem Communications*          22,700      283,750          Shuffle Master, Inc.*^            22,100        403,325
      SBA Communications Corp.*^     64,700    1,911,885          Skywest, Inc.                     31,800        853,194
      Sina Corp.*                    19,400      652,034          Southwest Airlines Co.^           60,200        884,940
      Symantec Corp.*^               29,700      513,810          Staples, Inc.                     31,200        806,208
      Time Warner Telecom, Inc.*^    18,700      388,399          Starwood Hotels & Resorts         20,300      1,316,455
      VeriSign, Inc.*^               30,200      758,624          Thor Industries, Inc.^             9,500        374,205
      Websense, Inc.*^               10,600      243,694          Tiffany & Co.^                    31,800      1,446,264
      WPP Group PLC - ADR^           15,385    1,169,106          Tim Hortons, Inc.                 17,600        535,392
                                                                  TJX Cos., Inc.^                   47,300      1,275,208
                                                                  Toll Brothers, Inc.*              13,700        375,106
                                                                  Tractor Supply Co.*^               9,400        484,100


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2007


Common Stock                      Shares     Value           Common Stock                      Shares       Value
--------------------------------- ---------  -----------     --------------------------------- -----------  -------------
CONSUMER, CYCLICAL - 16.3% (Cont'd)                          CONSUMER, NON-CYCLICAL - 23.7% (Cont'd)
      Urban Outfitters, Inc.*        17,300  $   458,623          Illumina, Inc.*^                  13,400  $     392,620
      Williams-Sonoma, Inc.^         19,700      698,562          Integra LifeSciences*^            10,000        455,800
      Winnebago Industries^          12,600      423,738          Intuitive Surgical, Inc.*^         3,700        449,809
      WMS Industries, Inc.*          10,600      415,944          Invitrogen Corp.*^                11,900        757,435
      WW Grainger, Inc.              11,200      865,088          Iron Mountain, Inc.*^             30,400        794,352
      Wynn Resorts Ltd*^             16,800    1,593,648          ITT Educational Services*          7,700        627,473
      Yum! Brands, Inc.              29,300    1,692,368          Kyphon, Inc.*^                    12,000        541,680
                                                                  Laboratory Corp of America*        8,200        595,566
CONSUMER, NON-CYCLICAL - 23.7%                                    LECG Corp.*^                      16,300        236,024
      Alkermes, Inc.*                15,100      233,144          LifePoint Hospitals, Inc.*        10,000        382,200
      Allergan, Inc.                 15,704    1,740,317          Lincare Holdings, Inc.*           17,700        648,705
      American Medical Systems*^     20,700      438,219          Manor Care, Inc.^                 15,500        842,580
      Amylin Pharmaceuticals*^       12,000      448,320          Manpower, Inc.                     9,500        700,815
      Apollo Group, Inc.*             9,229      405,153          Martek Biosciences Corp.*^        11,600        239,192
      Arthrocare Corp.^              11,500      414,460          McCormick & Co, Inc.              11,500        442,980
      Avery Dennison Corp.            7,800      501,228          Medarex, Inc.*^                   32,700        423,138
      Avon Products, Inc.            42,000    1,564,920          Medco Health Solutions*           21,100      1,530,383
      Becton Dickinson & Co.          5,400      415,206          Medimmune, Inc.*^                 24,700        898,833
      Celgene Corp.*^                35,200    1,846,592          Millennium Pharmaceuticals*       37,100        421,456
      Cephalon, Inc.*^               12,600      897,246          Millipore Corp.*^                  5,700        413,079
      Charles River Laboratories*     7,600      351,576          Monster Worldwide, Inc.*          27,600      1,307,412
      ChoicePoint, Inc.*             11,800      441,674          Moody's Corp.^                     5,500        341,330
      Clorox Co.                      9,500      605,055          Nektar Therapeutics*^             15,100        197,206
      Corporate Executive Board^     13,700    1,040,652          Neurocrine Biosciences, Inc.*     23,700        296,250
      Coventry Health Care, Inc.*    17,150      961,258          Omnicare, Inc.                     6,100        242,597
      CR Bard, Inc.                  10,000      795,100          OSI Pharmaceuticals, Inc.*^        9,500        313,500
      Dade Behring Holdings, Inc.    10,400      456,040          Patterson Cos., Inc.*^             9,200        326,508
      DaVita, Inc.*                  11,500      613,180          PDL BioPharma, Inc.*^             11,400        247,380
      deCODE genetics, Inc.*^        49,800      181,770          Qiagen NV                         25,300        434,654
      Dentsply Int'l, Inc.           12,700      415,925          Quanta Services, Inc.*^           17,500        441,350
      DeVry, Inc.^                   13,700      402,095          Quest Diagnostics, Inc.^          13,322        664,368
      Edwards Lifesciences Corp.*     8,000      405,600          Resmed, Inc.*                     17,000        856,290
      Equifax, Inc.                  14,200      517,590          Respironics, Inc.*                13,400        562,666
      Express Scripts, Inc.*         18,000    1,452,960          Ritchie Bros Auctioneers          21,300      1,246,476
      Gen-Probe, Inc.*                8,700      409,596          Robert Half Int'l^                29,600      1,095,496
      Genzyme Corp.*                  6,500      390,130          Sepracor, Inc.*^                  13,300        620,179
      H&R Block, Inc.^               14,400      302,976          St Jude Medical, Inc.*^           40,200      1,511,922
      Health Management Assoc.*^     19,500      211,965          Techne Corp.*^                    13,700        782,270
      Health Net, Inc.*              13,400      721,054          Theravance, Inc.*                 14,400        424,800
      Healthways, Inc.*              12,400      579,700          Universal Technical Institute      6,500        150,020
      Henry Schein, Inc.*^           12,000      662,160          Varian Medical Systems*^          14,200        677,198
      Hershey Co.^                   18,300    1,000,278          Ventana Medical Systems*^         11,000        460,900
      Hologic, Inc.*^                 8,900      512,996          Vertex Pharmaceuticals*^          20,570        576,783
      Humana, Inc.*                  14,500      841,290          WM Wrigley Jr Co.^                22,000      1,120,460
                                                                  Zimmer Holdings, Inc.*             7,500        640,575


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2007


Common Stock                      Shares     Value           Common Stock                      Shares       Value
--------------------------------- ---------  -----------     --------------------------------- -----------  -------------
ENERGY - 6.3%                                                FINANCIAL - 10.5% (Cont'd)
      Bill Barrett Corp.*^           14,200  $   460,222          MBIA, Inc.                         6,500  $     425,685
      BJ Services Co.                17,800      496,620          Northern Trust Corp.              29,300      1,762,102
      Cameron Int'l Corp.*^          26,500    1,663,935          Nuveen Investments, Inc.          22,700      1,073,710
      Compton Petroleum Corp.*       33,800      340,366          Nymex Holdings, Inc.^              5,800        787,408
      Consol Energy, Inc.            11,300      442,169          OneBeacon Insurance Group         16,900        422,500
      Core Laboratories*              6,600      553,278          optionsXpress Holdings, Inc.^     11,200        263,648
      Diamond Offshore Drilling       6,000      485,700          RenaissanceRe Holdings             7,500        376,050
      Foundation Coal Holdings       12,900      442,986          State Street Corp.                 5,900        382,025
      Grant Prideco, Inc.*^          33,600    1,674,624          SVB Financial Group*^              8,300        403,297
      Mariner Energy, Inc.*^         22,100      422,773          Synovus Financial Corp.^          12,800        413,952
      Murphy Oil Corp.^              19,000    1,014,600          TD Ameritrade Holding Corp.*      23,600        351,168
      Nabors Industries Ltd*^        14,000      415,380          UCBH Holdings, Inc.               19,000        353,780
      Smith Int'l, Inc.^             34,800    1,672,140          Willis Group Holdings Ltd          9,500        376,010
      Tetra Technologies, Inc.*^     15,000      370,650
      Ultra Petroleum Corp.*          8,400      446,880     INDUSTRIAL - 10.7%
      Weatherford Int'l*             17,170      774,367          Alliant Techsystems, Inc.*^        5,000        439,600
      Williams Cos., Inc.^           39,000    1,109,940          Ametek, Inc.                      22,300        770,242
      XTO Energy, Inc.^              10,500      575,505          CH Robinson Worldwide, Inc.^      20,100        965,805
                                                                  Cogent, Inc.*^                    35,800        481,510
FINANCIAL - 10.5%                                                 Cymer, Inc.*^                      6,500        270,075
      Affiliated Managers Group*^     5,400      585,090          Dolby Laboratories, Inc.*         11,900        410,669
      AMBAC Financial Group           5,450      470,826          Empresa Brasileira - ADR^         14,900        683,314
      AON Corp.^                     10,900      413,764          Expeditors Int'l^                 26,800      1,107,376
      Arch Capital Group Ltd*        10,600      723,026          Flir Systems, Inc.*               10,200        363,834
      Axis Capital Holdings Ltd      12,000      406,320          Fluor Corp.^                      12,700      1,139,444
      BlackRock, Inc.^                5,300      828,443          Foster Wheeler Ltd*                7,200        420,408
      Brown & Brown, Inc.            12,800      346,240          Garmin Ltd^                        8,800        476,520
      Cbot Holdings, Inc.*            4,500      816,750          Genlyte Group, Inc.*               7,700        543,235
      Charles Schwab Corp.           22,900      418,841          Gentex Corp.^                     15,000        243,750
      Chicago Mercantile^             2,800    1,490,888          Graco, Inc.                       22,100        865,436
      Cigna Corp.^                    5,900      841,694          IDEX Corp.                         7,450        379,056
      City National Corp.             4,500      331,200          II-VI, Inc.*^                     14,200        480,670
      East West Bancorp, Inc.        11,300      415,501          ITT Corp.                          7,200        434,304
      Eaton Vance Corp.              23,000      819,720          Jabil Circuit, Inc.               20,500        438,905
      E*Trade Financial Corp.*       40,400      857,288          Joy Global, Inc.                  14,800        634,920
      Federated Investors, Inc.      13,700      503,064          Landstar System, Inc.^            24,200      1,109,328
      First Horizon National Corp.   12,100      502,513          National Instruments Corp.        15,250        400,008
      IntercontinentalExchange*^     10,500    1,283,205          Pall Corp.                        12,000        456,000
      Int'l Securities^               8,700      424,560          Precision Castparts Corp.^        18,900      1,966,545
      Janus Capital Group, Inc.^     18,100      378,471          Republic Services, Inc.           22,650        630,123
      Lazard Ltd                     17,500      878,150          Rockwell Collins, Inc.            27,900      1,867,347
      Legg Mason, Inc.                4,700      442,787          Roper Industries, Inc.            13,200        724,416
      Markel Corp.*                     800      387,864          Sealed Air Corp.^                 12,400        391,840
      Marsh & McLennan Cos.          16,000      468,640          Stericycle, Inc.*^                10,200        831,300
                                                                  Thermo Fisher Scientific*         10,000        467,500


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH  31, 2007


                                                             Common Stock, Cash Collateral     Shares /
Common Stock                      Shares     Value           and Money Market Fund             Principal    Value
--------------------------------- ---------  -----------     --------------------------------- -----------  -------------
INDUSTRIAL - 10.7% (Cont'd)                                  TECHNOLOGY - 17.8% (Cont'd)
      UTi Worldwide, Inc.^           38,200  $   938,956          MEMC Electronic Materials*        12,300  $     745,134
      Waters Corp.*                  19,200    1,113,600          Microchip Technology, Inc.^       48,357      1,718,124
      Zebra Technologies Corp.*^     11,000      424,710          MoneyGram Int'l^                  32,200        893,872
                                                                  National Semiconductor            46,100      1,112,854
TECHNOLOGY - 17.8%                                                NAVTEQ Corp.*^                    22,500        776,250
      Activision, Inc.*^             44,554      843,853          Paychex, Inc.^                    41,487      1,571,113
      Adobe Systems, Inc.*^          15,700      654,690          Perot Systems Corp.*              31,000        553,970
      Altera Corp.^                  82,900    1,657,171          QLogic Corp.*                     31,000        527,000
      American Reprographics Co.*^   24,800      763,592          Red Hat, Inc.*^                   48,500      1,112,105
      Analog Devices, Inc.           43,100    1,486,519          Salesforce.com, Inc.*^            14,800        633,736
      Autodesk, Inc.*                43,100    1,620,560          Satyam Computer - ADR^            39,000        885,300
      Avid Technology, Inc.*^         7,800      272,064          SEI Investments Co.^               6,700        403,541
      Broadcom Corp.*                28,400      910,788          Semtech Corp.*^                   15,000        202,200
      Cadence Design Systems*^       20,700      435,942          Silicon Laboratories, Inc.*^      20,300        607,376
      Citrix Systems, Inc.*          18,600      595,758          Synopsys, Inc.*                   13,000        340,990
      Cognizant Technology*          15,956    1,408,436          Teradyne, Inc.*^                  25,900        428,386
      Cognos, Inc.*                   9,500      374,205          THQ, Inc.*^                       19,750        675,253
      DST Systems, Inc.*^             6,200      466,240          Xilinx, Inc.^                     69,400      1,785,662
      Dun & Bradstreet Corp.          6,900      629,280
      Electronic Arts, Inc.*         27,600    1,389,936     UTILITIES - 0.9%
      Factset Research Systems       10,800      678,780          AES Corp.*                        64,900      1,396,648
      Fairchild Semiconductor*       21,700      362,824          Reliant Energy, Inc.*             22,600        459,232
      Fair Isaac Corp.               12,150      469,962                                                    --------------
      Fidelity National Informatio   10,000      454,600     TOTAL COMMON STOCK - 99.4%
      Fiserv, Inc.*^                  8,500      451,010          (Cost $164,545,625)                         212,144,068
      Global Payments, Inc.          13,000      442,780
      Integrated Device Tech.*       25,700      396,294     INVESTMENT OF CASH COLLATERAL - 41.8%
      Intersil Corp.                 16,300      431,787          CSFB Separately Managed Acct $89,333,470     89,333,470
      Intuit, Inc.*                  34,500      940,815
      Jack Henry & Associates^       20,000      481,000     INVESTMENT IN FIFTH THIRD INSTITUTIONAL
      Kla-Tencor Corp.                7,700      410,564     MONEY MARKET FUND          - 0.5%$  1,029,316      1,029,316
      Lam Research Corp.*             8,400      397,656                                                   --------------
      Linear Technology Corp.^       50,600    1,598,454     TOTAL INVESTMENTS IN SECURITIES - 141.7%
      Marvell Technology Group*^     46,300      778,303          (Cost $254,908,411)                         302,506,854
      Maxim Integrated Products      45,100    1,325,940
                                                             OTHER ASSETS LESS LIABILITIES - (41.7%)          (88,954,024)
                                                                                                            --------------
                                                             TOTAL NET ASSETS - 100.0%                      $ 213,552,830
                                                                                                            ==============



* Securities are non-income producing

^ A portion of these securities are on loan.
At March 31, 2007, the total market value of the Fund's securities on loan is $86,890,877 and the total market value of the collateral held by the Fund is $89,333,470.

ADR - American Depository Receipt

See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007


Common Stock                   Shares   Value           Common Stock                    Shares    Value
------------------------------ -------  ----------      ------------------------------- --------  --------------
BASIC MATERIALS - 1.8%                                  COMMUNICATIONS - 6.4% (Cont'd)
    Alcoa, Inc.                 25,500  $  864,450          Rogers Communications          8,800  $      288,288
    BHP Billiton Ltd - ADR^     27,400   1,327,530          Salem Communications*          8,800         110,000
    Carpenter Technology Corp.   5,400     652,104          SBA Communications Corp.*^    28,500         842,175
    Ecolab, Inc.^               10,100     434,300          Sina Corp.*                    9,200         309,212
    Int'l Paper Co.^            14,700     535,080          Symantec Corp.*^              44,600         771,580
    Newmont Mining Corp.^       12,700     533,273          TELUS Corp.                   15,000         750,000
    Rio Tinto PLC - ADR          5,300   1,207,393          Time Warner, Inc.             47,400         934,728
    Rohm & Haas Co.             10,000     517,200          Time Warner Telecom, Inc.*^   11,400         236,778
    Sigma-Aldrich Corp.^         4,000     166,080          VeriSign, Inc.*^              10,100         253,712
    Symyx Technologies*          3,800      67,336          Verizon Communications        19,700         747,024
    Valspar Corp.               29,200     812,636          Viacom, Inc.*                 18,097         743,968
                                                            Walt Disney Co.               27,400         943,382
COMMUNICATIONS - 6.4%                                       Websense, Inc.*^               4,800         110,352
    Alltel Corp.                12,086     749,332          WPP Group PLC - ADR^          16,889       1,283,395
    Amazon.Com, Inc.*^           8,000     318,320
    America Movil - ADR         18,900     903,231      CONSUMER, CYCLICAL - 8.0%
    American Tower Corp.*       22,300     868,585          Advance Auto Parts, Inc.       4,800         185,040
    Baidu.com - ADR*^            2,900     279,995          Bed Bath & Beyond, Inc.*^     15,300         614,601
    Cablevision Systems Corp.*   9,300     282,999          Boyd Gaming Corp.              4,900         233,436
    CBS Corp.                   14,897     455,699          Brunswick Corp.                3,000          95,550
    Checkfree Corp.*^            7,500     278,175          Carnival Corp.                15,000         702,900
    Check Point Software*        8,100     180,468          CDW Corp.^                     3,400         208,862
    Cisco Systems, Inc.*        92,400   2,358,972          Centex Corp.                  12,600         526,428
    Citadel Broadcasting Corp.   9,100      86,541          Cheesecake Factory*^           3,600          95,940
    Clear Channel Outdoor*      19,700     518,307          Choice Hotels Int'l            9,000         318,870
    Crown Castle Int'l*         24,300     780,759          Cintas Corp.                  15,400         555,940
    Digital River, Inc.*         4,500     248,625          Coach, Inc.*                  16,900         845,845
    EW Scripps Co.^              4,000     178,720          Dick's Sporting Goods, Inc.*   3,500         203,910
    F5 Networks, Inc.*           4,300     286,724          DreamWorks Animation*          4,100         125,378
    Focus Media Holding - ADR*   3,200     251,072          Family Dollar Stores, Inc.    38,100       1,128,522
    Gannett Co., Inc.           10,300     579,787          Fastenal Co.^                  6,300         220,815
    Getty Images, Inc.*^         4,000     194,520          Fred's, Inc.                   6,600          97,020
    Harte-Hanks, Inc.            7,900     217,961          Harley-Davidson, Inc.^        21,900       1,286,625
    Juniper Networks, Inc.*     15,400     303,072          Harman Int'l                   2,200         211,376
    Lamar Advertising Co.*^      9,500     598,215          Hilton Hotels Corp.           35,100       1,262,196
    Leap Wireless Int'l*         5,500     362,890          HNI Corp.                      3,300         151,569
    McAfee, Inc.*                8,800     255,904          Home Depot, Inc.              51,000       1,873,740
    McGraw-Hill Cos., Inc.      15,400     968,352          Int'l Game Tech.              32,900       1,328,502
    Meredith Corp.^             11,400     654,246          KB Home^                       2,200          93,874
    NeuStar, Inc.*               5,900     167,796          Lennar Corp.^                 16,400         692,244
    News Corp.^                 28,900     707,183          Marriott Int'l, Inc.^         28,300       1,385,568
    NII Holdings, Inc.*^         8,700     645,366          McDonald's Corp.              27,700       1,247,885
    Nokia OYJ - ADR^            56,800   1,301,856          Melco PBL Enter. - ADR*^       8,100         130,734
    Omnicom Group, Inc.         12,100   1,238,798          Men's Wearhouse, Inc.          6,375         299,944
                                                            Meritage Homes Corp.*^        13,000         417,560




See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007



Common Stock                   Shares   Value           Common Stock                    Shares    Value
------------------------------ -------  ----------      ------------------------------- --------  --------------
CONSUMER, CYCLICAL - 8.0% (Cont'd)                      CONSUMER, NON-CYCLICAL - 16.8% (Cont'd)
    Nike, Inc.                  10,000  $1,062,600          Charles River Laboratories*    4,200  $      194,292
    O'Reilly Automotive, Inc.*   5,800     191,980          ChoicePoint, Inc.*             4,866         182,134
    Panera Bread Co.*^           3,500     206,710          Clorox Co.                     4,100         261,129
    PetSmart, Inc.^              8,500     280,160          Coca-Cola Co.                 47,800       2,294,400
    Pulte Homes, Inc.            3,000      79,380          Colgate-Palmolive Co.         19,300       1,289,047
    Ross Stores, Inc.            6,800     233,920          Corporate Executive Board^     6,700         508,932
    Royal Caribbean Cruises^     4,400     185,504          Coventry Health Care, Inc.*    7,750         434,388
    Shuffle Master, Inc.*^      12,050     219,913          CR Bard, Inc.                  4,800         381,648
    Skywest, Inc.               35,300     947,099          Dade Behring Holdings, Inc.    4,500         197,325
    Southwest Airlines Co.^     86,500   1,271,550          DaVita, Inc.*                  4,650         247,938
    Staples, Inc.               11,400     294,576          deCODE genetics, Inc.*^       17,200          62,780
    Starwood Hotels & Resorts    8,500     551,225          Dentsply Int'l, Inc.           5,400         176,850
    Thor Industries, Inc.^       4,700     185,133          DeVry, Inc.^                   5,700         167,295
    Tiffany & Co.^              14,400     654,912          Diageo PLC - ADR              11,800         955,210
    Tim Hortons, Inc.            7,800     237,276          Edwards Lifesciences Corp.*    3,600         182,520
    TJX Cos., Inc.^             50,800   1,369,568          Eli Lilly & Co.               32,300       1,734,833
    Toll Brothers, Inc.*         7,100     194,398          Equifax, Inc.                  5,500         200,475
    Tractor Supply Co.*^         4,100     211,150          Express Scripts, Inc.*         8,400         678,048
    Urban Outfitters, Inc.*      7,700     204,127          General Mills, Inc.           12,300         716,106
    Wal-Mart Stores, Inc.       55,300   2,596,335          Gen-Probe, Inc.*               3,900         183,612
    Williams-Sonoma, Inc.^       8,800     312,048          Genzyme Corp.*                 3,000         180,060
    Winnebago Industries^       16,400     551,532          GlaxoSmithKline PLC - ADR     14,900         823,374
    WMS Industries, Inc.*^       5,600     219,744          H&R Block, Inc.^               6,400         134,656
    WW Grainger, Inc.           15,500   1,197,220          Health Management Assoc.*      8,100          88,047
    Wynn Resorts Ltd*^           7,100     673,506          Health Net, Inc.*              6,000         322,860
    Yum! Brands, Inc.           22,700   1,311,152          Healthways, Inc.*              5,400         252,450
                                                            Henry Schein, Inc.*^           5,400         297,972
CONSUMER, NON-CYCLICAL - 16.8%                              Hershey Co.^                  19,100       1,044,006
    Abbott Laboratories         25,275   1,410,345          Hologic, Inc.*^                4,400         253,616
    Alkermes, Inc.*              6,400      98,816          Humana, Inc.*                  6,200         359,724
    Allergan, Inc.               6,370     705,923          Illumina, Inc.*^               6,000         175,800
    Altria Group, Inc.          47,100   4,135,851          Integra LifeSciences*          3,800         173,204
    American Medical Systems*^   9,100     192,647          Intuitive Surgical, Inc.*      1,700         206,669
    Amylin Pharmaceuticals*^     4,200     156,912          Invitrogen Corp.*^             5,500         350,075
    Anheuser-Busch Cos., Inc.   15,000     756,900          Iron Mountain, Inc.*^         14,212         371,360
    Apollo Group, Inc.*          4,045     177,576          ITT Educational Services*      3,900         317,811
    Arthrocare Corp.^            4,800     172,992          Johnson & Johnson             47,700       2,874,402
    AstraZeneca PLC - ADR       11,200     600,880          Kellogg Co.^                  11,000         565,730
    Avery Dennison Corp.        10,300     661,878          Kimberly-Clark Corp.          13,700         938,313
    Avon Products, Inc.         39,200   1,460,592          Kyphon, Inc.*^                 5,400         243,756
    Baxter Int'l, Inc.          15,100     795,317          Laboratory Corp of America*    4,200         305,046
    Becton Dickinson & Co.       3,300     253,737          LECG Corp.*^                   7,600         110,048
    Cardinal Health, Inc.        9,000     656,550          LifePoint Hospitals, Inc.*     4,000         152,880
    Celgene Corp.*^             15,400     807,884          Lincare Holdings, Inc.*^       7,400         271,210
    Cephalon, Inc.*^             5,300     377,413          Manor Care, Inc.^              7,100         385,956



See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007



Common Stock                   Shares   Value           Common Stock                    Shares    Value
------------------------------ -------  ----------      ------------------------------- --------  --------------
CONSUMER, NON-CYCLICAL - 16.8% (Cont'd)                 CONSUMER, NON-CYCLICAL - 16.8% (Cont'd)
    Manpower, Inc.               3,300  $  243,441          Wyeth^                        35,300  $    1,766,059
    Martek Biosciences Corp.*^   4,900     101,038          Zimmer Holdings, Inc.*         3,300         281,853
    McCormick & Co, Inc.         5,700     219,564
    Medarex, Inc.*^             14,400     186,336      ENERGY - 6.9%
    Medco Health Solutions*     20,398   1,479,467          Apache Corp.                   8,900         629,230
    Medimmune, Inc.*^           12,600     458,514          Baker Hughes, Inc.            24,800       1,640,024
    Medtronic, Inc.             14,000     686,840          Bill Barrett Corp.*^           5,900         191,219
    Merck & Co., Inc.           76,500   3,379,005          BJ Services Co.               21,900         611,010
    Millennium Pharmaceuticals* 16,100     182,896          BP PLC - ADR                  12,392         802,382
    Millipore Corp.*^            3,300     239,151          Cameron Int'l Corp.*          12,000         753,480
    Monster Worldwide, Inc.*    13,500     639,495          Chevron Corp.^                29,642       2,192,322
    Moody's Corp.                3,000     186,180          Compton Petroleum Corp.*      14,100         141,987
    Nektar Therapeutics*^        6,500      84,890          Consol Energy, Inc.           24,800         970,424
    Neurocrine Biosciences, Inc  8,000     100,000          Core Laboratories*             2,800         234,724
    Novartis AG - ADR           23,000   1,256,490          Devon Energy Corp.             8,200         567,604
    Omnicare, Inc.               2,500      99,425          Diamond Offshore Drilling      2,500         202,375
    OSI Pharmaceuticals, Inc.*^  4,100     135,300          Exxon Mobil Corp.             36,402       2,746,531
    Patterson Cos., Inc.*        3,900     138,411          Foundation Coal Holdings      27,100         930,614
    PepsiCo., Inc.              29,900   1,900,444          Grant Prideco, Inc.*^         15,600         777,504
    Pfizer, Inc.               129,886   3,280,920          Mariner Energy, Inc.*^         9,200         175,996
    Procter & Gamble Co.        29,500   1,863,220          Murphy Oil Corp.^             23,500       1,254,900
    PDL BioPharma, Inc.*^        6,700     145,390          Nabors Industries Ltd*^        8,100         240,327
    Qiagen NV                   14,200     243,956          Royal Dutch Shell - ADR       12,100         802,230
    Quanta Services, Inc.*^      7,800     196,716          Schlumberger Ltd              45,460       3,141,286
    Quest Diagnostics, Inc.^    15,388     767,400          Smith Int'l, Inc.^            38,100       1,830,705
    Resmed, Inc.*                7,000     352,590          Tetra Technologies, Inc.*      6,600         163,086
    Respironics, Inc.*           6,400     268,736          Total SA - ADR^               36,500       2,546,970
    Ritchie Bros Auctioneers     9,400     550,088          Ultra Petroleum Corp.*        14,900         792,680
    Robert Half Int'l           13,400     495,934          Weatherford Int'l*            24,000       1,082,400
    Schering-Plough Corp.       42,000   1,071,420          Williams Cos., Inc.^          46,400       1,320,544
    Sepracor, Inc.*              5,500     256,465          XTO Energy, Inc.^             17,766         973,754
    St Jude Medical, Inc.*      16,700     628,087
    Stryker Corp.^              14,800     981,536      FINANCIAL - 12.7%
    SYSCO Corp.^                26,700     903,261          Aflac, Inc.                   22,700       1,068,262
    Techne Corp.*                6,500     371,150          Affiliated Managers Group*^    2,400         260,040
    Theravance, Inc.*            6,100     179,950          AMBAC Financial Group          2,300         198,697
    UnitedHealth Group, Inc.    14,440     764,887          American Express Co.          19,000       1,071,600
    Universal Technical Institu  4,200      96,936          American Int'l Group          57,180       3,843,640
    UST, Inc.^                   9,500     550,810          TD Ameritrade Holding Corp.*  10,100         150,288
    Varian Medical Systems*^     5,800     276,602          AON Corp.                      6,400         242,944
    Ventana Medical Systems*^    4,500     188,550          Arch Capital Group Ltd*        4,700         320,587
    Vertex Pharmaceuticals*^     8,950     250,958          Axis Capital Holdings Ltd      3,700         125,282
    WellPoint, Inc.*            20,100   1,630,110          Bank of America Corp.         54,726       2,792,121
    Western Union Co.           19,252     422,581          Bank of New York Co, Inc.     27,000       1,094,850
    WM Wrigley Jr Co.^          21,050   1,072,077          BlackRock, Inc.^               2,700         422,037



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007


Common Stock                   Shares   Value           Common Stock                    Shares    Value
------------------------------ -------  ----------      ------------------------------- --------  --------------
FINANCIAL - 12.7% (Cont'd)                              FINANCIAL - 12.7% (Cont'd)
    Brown & Brown, Inc.          8,900  $  240,745          Wells Fargo & Co.            102,860  $    3,541,470
    Cbot Holdings, Inc.*^        2,000     363,000          Willis Group Holdings Ltd     22,800         902,424
    Charles Schwab Corp.        12,300     224,967
    Chicago Mercantile^          1,200     638,952      INDUSTRIAL - 7.6%
    Cigna Corp.                  2,500     356,650          3M Co.                        19,700       1,505,671
    Citigroup, Inc.             84,244   4,325,087          Agilent Technologies, Inc.*   16,500         555,885
    City National Corp.^        12,300     905,280          Alliant Techsystems, Inc.*^    2,500         219,800
    Countrywide Financial Corp. 18,598     625,637          Ametek, Inc.                  10,700         369,578
    East West Bancorp, Inc.      5,500     202,235          Boeing Co.                    13,440       1,194,950
    Eaton Vance Corp.            9,600     342,144          Caterpillar, Inc.             16,300       1,092,589
    E*Trade Financial Corp.*    16,700     354,374          CH Robinson Worldwide, Inc.^   8,400         403,620
    Fannie Mae                  19,800   1,080,684          Cogent, Inc.*^                13,600         182,920
    Federated Investors, Inc.   18,500     679,320          Cymer, Inc.*^                  2,900         120,495
    Fifth Third Bancorp.^       12,900     499,101          Dolby Laboratories, Inc.*      7,400         255,374
    First Horizon National Corp 21,900     909,507          Emerson Electric Co.          18,000         775,620
    Freddie Mac                 17,600   1,047,024          Empresa Brasileira - ADR^      7,800         357,708
    Goldman Sachs Group, Inc.   11,300   2,334,919          Expeditors Int'l^             11,400         471,048
    Hartford Financial Services  8,500     812,430          Flir Systems, Inc.*^           6,000         214,020
    IntercontinentalExchange*^   5,700     696,597          Fluor Corp.^                  14,700       1,318,884
    Int'l Securities             3,800     185,440          Foster Wheeler Ltd*            3,900         227,721
    Janus Capital Group, Inc.^  10,100     211,191          Garmin Ltd^                    3,800         205,770
    Lazard Ltd                   7,300     366,314          General Dynamics Corp.        13,800       1,054,320
    Legg Mason, Inc.             1,850     174,289          General Electric Co.         151,300       5,349,968
    Lehman Brothers Holdings    15,266   1,069,689          Genlyte Group, Inc.*           3,500         246,925
    Markel Corp.*                  400     193,932          Gentex Corp.^                  7,200         117,000
    Marsh & McLennan Cos.       22,800     667,812          Graco, Inc.                    9,300         364,188
    MBIA, Inc.                  10,750     704,018          Honeywell Int'l, Inc.         19,800         911,988
    Merrill Lynch & Co., Inc.   17,200   1,404,724          IDEX Corp.                     4,050         206,064
    Morgan Stanley              20,800   1,638,208          II-VI, Inc.*^                  6,000         203,100
    Northern Trust Corp.        25,000   1,503,500          Illinois Tool Works, Inc.     29,100       1,501,560
    Nuveen Investments, Inc.^   22,100   1,045,330          ITT Corp.                      3,300         199,056
    Nymex Holdings, Inc.^        2,500     339,400          Jabil Circuit, Inc.           31,500         674,415
    OneBeacon Insurance Group    7,200     180,000          Joy Global, Inc.^             15,000         643,500
    optionsXpress Holdings, Inc  4,700     110,638          Kennametal, Inc.               9,800         662,578
    Progressive Corp.           19,200     418,944          Landstar System, Inc.^        10,400         476,736
    RenaissanceRe Holdings      12,300     616,722          Lockheed Martin Corp.         10,300         999,306
    St Joe Co.^                 20,500   1,072,355          National Instruments Corp.     6,650         174,430
    State Street Corp.          15,000     971,250          Pall Corp.                     4,900         186,200
    SVB Financial Group*^        3,500     170,065          Precision Castparts Corp.^    16,600       1,727,230
    Synovus Financial Corp.^    31,300   1,012,242          Republic Services, Inc.       30,000         834,600
    Travelers Cos., Inc.        13,800     714,426          Rockwell Collins, Inc.        12,300         823,239
    UBS AG                      28,400   1,687,812          Roper Industries, Inc.         5,100         279,888
    UCBH Holdings, Inc.          8,000     148,960          Sealed Air Corp.^             24,400         771,040
    US Bancorp^                 30,928   1,081,552          Stericycle, Inc.*              5,000         407,500
    Vornado Realty Trust^        4,800     572,832          Thermo Fisher Scientific*      4,000         187,000




See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007



Common Stock                   Shares   Value           Common Stock                    Shares    Value
------------------------------ -------  ----------      ------------------------------- --------  --------------
INDUSTRIAL - 7.6% (Cont'd)                              TECHNOLOGY - 8.5% (Cont'd)
    United Technologies Corp.   13,800  $  897,000          MEMC Electronic Materials*     6,200  $      375,596
    UTi Worldwide, Inc.^        19,000     467,020          Microchip Technology, Inc.^   50,412       1,791,138
    Waters Corp.*                9,100     527,800          Microsoft Corp.              127,400       3,550,638
    Zebra Technologies Corp.*^   3,100     119,691          MoneyGram Int'l^              15,000         416,400
                                                            National Semiconductor^       54,300       1,310,802
TECHNOLOGY - 8.5%                                           NAVTEQ Corp.*^                10,000         345,000
    Activision, Inc.*^          19,221     364,046          Oracle Corp.*                 50,900         922,817
    Adobe Systems, Inc.*         8,400     350,280          QLogic Corp.*                 13,500         229,500
    Altera Corp.^               35,400     707,646          Paychex, Inc.^                32,993       1,249,445
    American Reprographics Co.* 10,900     335,611          Perot Systems Corp.*          13,900         248,393
    Analog Devices, Inc.        49,600   1,710,704          Red Hat, Inc.*^               21,200         486,116
    Autodesk, Inc.*             18,800     706,880          Salesforce.com, Inc.*^         5,700         244,074
    Automatic Data Processing   35,500   1,718,200          Satyam Computer - ADR^        17,000         385,900
    Avid Technology, Inc.*^      3,300     115,104          SEI Investments Co.^           2,700         162,621
    Broadcom Corp.*             12,500     400,875          Semtech Corp.*                 8,000         107,840
    Cadence Design Systems*^     8,800     185,328          Silicon Laboratories, Inc.*^  10,000         299,200
    Citrix Systems, Inc.*        5,800     185,774          Synopsys, Inc.*                7,900         207,217
    Cognizant Technology*^       7,168     632,719          Teradyne, Inc.*^              11,200         185,248
    Cognos, Inc.*                4,100     161,499          Texas Instruments, Inc.       32,500         978,250
    Dell, Inc.*                 46,800   1,086,228          THQ, Inc.*^                    8,850         302,582
    DST Systems, Inc.*^          2,500     188,000          Xilinx, Inc.^                 61,800       1,590,114
    Dun & Bradstreet Corp.      11,050   1,007,760
    Electronic Arts, Inc.*      12,100     609,356      UTILITIES - 2.4%
    Factset Research Systems     5,200     326,820          AES Corp.*                    31,000         667,120
    Fairchild Semiconductor*     9,100     152,152          Allegheny Energy, Inc.*       14,000         687,960
    Fair Isaac Corp.             5,100     197,268          Constellation Energy Group     9,300         808,635
    Fidelity National Informati  4,700     213,662          Duke Energy Corp.^            38,500         781,165
    First Data Corp.            19,252     517,879          Edison Int'l                  12,700         623,951
    Fiserv, Inc.*^               3,250     172,445          Entergy Corp.                 11,500       1,206,580
    Global Payments, Inc.        6,600     224,796          Exelon Corp.                  20,250       1,391,378
    Integrated Device Tech.*    14,800     228,216          FPL Group, Inc.^              11,000         672,870
    Intel Corp.                100,800   1,928,304          Pinnacle West Capital Corp.^   9,100         439,075
    Intersil Corp.               7,300     193,377          Progress Energy, Inc.^        10,400         524,576
    Intuit, Inc.*               17,900     488,133          Reliant Energy, Inc.*          9,900         201,168
    Jack Henry & Associates^     9,300     223,665          SCANA Corp.^                  10,400         448,968
    Kla-Tencor Corp.             3,200     170,624          Southern Co.^                 14,000         513,100
    Lam Research Corp.*          4,700     222,498          TECO Energy, Inc.             23,500         404,435
    Linear Technology Corp.^    24,000     758,160                                                ---------------
    Marvell Technology Group*^  21,200     356,372      TOTAL COMMON STOCK - 71.1%
    Maxim Integrated Products^  55,400   1,628,760          (Cost $227,360,184)                   $  284,258,218
                                                                                                  ---------------


*Securities are non-income producing

^ A portion of these securities are on loan.
At March 31, 2007, the total market value of the Fund's securities on loan is $70,440,641 and the total market value of the collateral held by the Fund is $72,347,605.

ADR - American Depository Receipt


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007


Fixed Income Securities, Cash Collateral and                                 Shares/
Repurchase Agreement                             Coupon       Maturity       Principal      Value
-----------------------------------------------  ----------   ------------  -------------  -------------
BASIC MATERIALS - 0.6%
              BHP Billiton Finance USA Ltd           7.250    03/01/2016    $   500,000    $    557,070
              Rohm & Haas Co.                        9.800    04/15/2020        337,500         410,015
              Westvaco Corp.                         7.650    03/15/2027      1,500,000       1,566,750

COMMUNICATIONS - 4.4%
              BellSouth Corp.^                       6.000    10/15/2011      1,500,000       1,547,305
              CBS Corp.                              8.625    08/01/2012      1,000,000       1,123,612
              New Cingular Wireless Services         8.750    03/01/2031      1,000,000       1,289,943
              Comcast Holdings Corp.                10.625    07/15/2012      2,000,000       2,430,166
              COX Communications, Inc.               6.850    01/15/2018      1,050,000       1,113,978
              Deutsche Telekom International         8.000    06/15/2010      1,900,000       2,059,630
              Michigan Bell Telephone Co.            7.850    01/15/2022      1,000,000       1,142,304
              News America, Inc.                     6.625    01/09/2008      1,000,000       1,008,443
              Nextel Communications, Inc.            7.375    08/01/2015      1,000,000       1,034,299
              TW, Inc.                               9.150    02/01/2023      2,000,000       2,491,084
              Verizon New Jersey, Inc.               8.000    06/01/2022        650,000         736,867
              Vodafone Group PLC                     5.375    01/30/2015      1,500,000       1,477,799

CONSUMER, CYCLICAL - 0.5%
              Darden Restaurants, Inc.               7.125    02/01/2016      1,000,000       1,065,522
              May Department Stores Co.              7.450    09/15/2011      1,000,000       1,069,467

CONSUMER, NON-CYCLICAL - 0.5%
              Anheuser-Busch Cos., Inc.              7.125    07/01/2017      1,000,000       1,033,168
              SC Johnson & Son, Inc.*                5.750    02/15/2033      1,000,000         947,213

ENERGY - 1.1%
              Spectra Energy Capital LLC             8.000    10/01/2019      2,000,000       2,285,282
              Louisiana Land & Exploration           7.625    04/15/2013      1,000,000       1,110,888
              Premcor Refining Group, Inc.           7.500    06/15/2015      1,000,000       1,032,503



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007

                                                                            Principal
Fixed Income Securities                          Coupon       Maturity      Amount         Value
-----------------------------------------------  ----------   ------------  -------------  -------------
FINANCIAL - 9.3%
              Allied Capital Corp.                   6.000    04/01/2012    $ 1,000,000    $    991,502
              BankAmerica Institutional Capital*     7.700    12/31/2026      1,000,000       1,038,266
              Bank of America Corp.                  7.750    08/15/2015      1,250,000       1,438,080
              Bank One Corp.                        10.000    08/15/2010        750,000         851,779
              Bankers Trust Corp.                    7.500    11/15/2015      1,000,000       1,131,112
              Barnett Capital III                    5.981    02/01/2027      1,000,000         977,766
              Capital One Financial Corp.            4.800    02/21/2012      1,000,000         969,721
              CitiFinancial, Inc.                    6.625    06/01/2015      1,250,000       1,342,176
              Comerica Bank                          7.125    12/01/2013      1,050,000       1,073,623
              Countrywide Home Loans, Inc.           4.000    03/22/2011      1,500,000       1,421,918
              General Electric Capital Corp.         5.000    03/30/2019      1,000,000         932,270
              Goldman Sachs Group, Inc.              6.875    01/15/2011      1,000,000       1,057,208
              Goldman Sachs Group, Inc.              6.125    02/15/2033      1,000,000         999,414
              HSBC Finance Corp.                     6.375    08/01/2010      1,000,000       1,035,724
              Jefferies Group, Inc.                  7.750    03/15/2012      1,500,000       1,638,315
              JP Morgan Chase Capital XIII           6.300    09/30/2034      2,000,000       2,034,416
              KeyCorp Capital III                    7.750    07/15/2029      1,500,000       1,768,211
              MBIA, Inc.                             5.700    12/01/2034      1,000,000         957,481
              Merrill Lynch & Co., Inc.              6.220    09/15/2026      1,000,000       1,002,280
              Morgan Stanley                         6.750    10/15/2013      1,000,000       1,075,189
              Morgan Stanley                         4.750    04/01/2014      1,000,000         949,787
              Munich Re America Corp.                7.450    12/15/2026      2,122,000       2,441,945
              Nationwide Mutual Insurance Co.*       6.600    04/15/2034      1,000,000         985,103
              Ohio National Financial Services*      7.000    07/15/2011      1,000,000       1,059,510
              Regions Financial Corp.                7.750    09/15/2024      1,000,000       1,212,043
              Republic New York Corp.                7.000    03/22/2011        500,000         530,939
              Santander Financial Issuances          6.375    02/15/2011      1,000,000       1,040,429
              Societe Generale                       5.500    09/22/2017      1,000,000         977,407
              SunAmerica, Inc.                       8.125    04/28/2023      1,000,000       1,235,022
              Twin Reefs Pass-Through Trust*         6.320    12/10/2009      1,900,000       1,905,119
              Washington Mutual, Inc.                8.250    04/01/2010      1,000,000       1,080,336

GOVERNMENT - 1.2%
              Fannie Mae                             5.000    12/30/2019      2,000,000       1,962,500
              Freddie Mac                            6.000    11/20/2015      1,000,000         998,012
              Freddie Mac                            5.270    09/06/2017      1,915,000       1,902,455



See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007


                                                                            Principal
Fixed Income Securities                          Coupon       Maturity      Amount         Value
-----------------------------------------------  ----------   ------------  -------------  -------------
INDUSTRIAL - 2.2%
              Clark Equipment Co.                    8.000    05/01/2023    $   500,000    $    595,848
              FedEx Corp                             8.760    05/22/2015      1,500,000       1,676,115
              Goodrich Corp.                         6.800    02/01/2018      1,000,000       1,074,457
              Koninklijke Philips Electronics        7.250    08/15/2013      1,000,000       1,085,550
              Northrop Grumman                       6.250    01/15/2010        750,000         763,330
              Siemens Financier*                     6.125    08/17/2026      1,500,000       1,526,180
              Thomas & Betts Corp.                   7.250    06/01/2013      1,800,000       1,888,297

MORTGAGE SECURITIES - 5.5%
              Chase Mortgage Finance Corp.           6.500    05/25/2036      1,485,876       1,513,523
              Fannie Mae Pool                        6.500    12/01/2032        716,642         738,163
              Fannie Mae Pool                        7.000    04/01/2033      1,066,818       1,107,137
              Fannie Mae Pool                        5.016    10/01/2035      1,242,630       1,236,356
              Freddie Mac Gold Pool                  6.500    06/01/2024      1,000,910       1,026,835
              Freddie Mac Gold Pool                  6.500    09/01/2031        995,881       1,023,345
              Freddie Mac Gold Pool                  7.000    10/01/2031      1,452,659       1,511,689
              Freddie Mac Gold Pool                  6.500    02/01/2032      1,345,501       1,382,971
              Freddie Mac Gold Pool                  6.500    08/01/2032      1,159,632       1,191,926
              Freddie Mac Gold Pool                  6.500    12/01/2032      1,671,130       1,720,609
              Freddie Mac Gold Pool                  6.500    04/01/2033        749,318         771,504
              Freddie Mac Gold Pool                  6.500    10/01/2034      1,138,250       1,169,948
              Ginnie Mae II pool                     5.500    07/20/2033      1,119,837       1,113,420
              Ginnie Mae II pool                     5.500    09/20/2035      2,207,479       2,193,253
              Ginnie Mae II pool                     6.000    10/20/2035      1,241,992       1,257,058
              Lehman Mortgage Trust                  6.000    09/25/2036      1,521,241       1,509,594
              MASTR Asset Securitization             6.250    05/25/2036      1,489,534       1,509,579

TECHNOLOGY - 0.3%
              International Business Machines        8.375    11/01/2019      1,000,000       1,251,143


See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007


Fixed Income Securities, Cash Collateral and                                 Shares/
Money Market Fund                                Coupon       Maturity       Principal      Value
-----------------------------------------------  ----------   ------------  -------------  -------------
UTILITIES - 1.9%
              Dominion Resources, Inc.               7.195    09/15/2014    $ 2,000,000    $  2,198,384
              Entergy Gulf States, Inc.              5.250    08/01/2015      1,750,000       1,668,727
              Jersey Central Power & Light Co.       6.750    11/01/2025        750,000         756,088
              Northern States Power                  8.000    08/28/2012      1,000,000       1,130,955
              PSEG Power LLC                         5.500    12/01/2015      1,000,000         986,397
              Southern Power Co.                     6.375    11/15/2036      1,000,000         980,868
                                                                                           -------------
TOTAL FIXED-INCOME SECURITIES - 27.5%
              (Cost $109,366,119)                                                           110,109,615

INVESTMENT OF CASH COLLATERAL - 18.5%
              CSFB Separately Managed Account                               $73,863,105      73,863,105

INVESTMENT IN FIFTH THIRD INSTITUTIONAL
MONEY MARKET FUND - 0.8%                                                      3,111,809       3,111,809
                                                                                           -------------
TOTAL INVESTMENTS IN SECURITIES - 117.9%
              (Cost $413,701,217)                                                           471,342,747

OTHER ASSETS LESS LIABILITIES - (17.9%)                                                     (71,497,270)
                                                                                           -------------
TOTAL NET ASSETS - 100.0%                                                                  $399,845,477
                                                                                           =============





* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2007, the aggregate market value of these securities amounted to $7,461,391 or 1.87% of net assets.

^ A portion of these securities are on loan. At
December 31, 2006, the total market value of the Fund's
$1,483,402 and the total value of the collateral held by the Fund is $1,515,500.

See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007



                                                                      Principal
Fixed Income Securities                  Coupon        Maturity       Amount          Value
---------------------------------------- ----------    -----------    ------------    -------------
BASIC MATERIALS - 4.3%
      AK Steel Corp.^                         7.875     02/15/2009    $  2,238,000    $   2,237,999
      Appleton Papers, Inc.                   8.125     06/15/2011       2,000,000        2,055,000
      Cascades, Inc.                          7.250     02/15/2013       1,000,000        1,000,000
      Century Aluminum Co.                    7.500     08/15/2014       2,800,000        2,877,000
      CRA Finance USA Ltd                     7.125     12/01/2013         500,000          561,359
      Equistar Chemicals LP                  10.125     09/01/2008         630,000          663,075
      Placer Dome, Inc.                       7.750     06/15/2015       1,500,000        1,688,499
      Westvaco Corp.                          7.650     03/15/2027       3,000,000        3,133,500
      Weyerhaeuser Co.                        6.950     08/01/2017       3,000,000        3,176,385

COMMUNICATIONS - 9.3%
      ABC, Inc.                               8.750     08/15/2021       1,242,000        1,589,809
      CBS Corp.                               8.625     08/01/2012         750,000          842,709
      New Cingular Wireless Services          8.750     03/01/2031       2,500,000        3,224,858
      Comcast Cable Communications            8.500     05/01/2027       1,000,000        1,223,568
      Comcast Holdings Corp.                 10.625     07/15/2012       1,500,000        1,822,625
      COX Communications, Inc.                6.850     01/15/2018       1,250,000        1,326,164
      COX Enterprises, Inc.*                  7.375     07/15/2027       1,000,000        1,101,281
      Deutsche Telekom International          8.250     06/15/2030       2,000,000        2,477,316
      Echostar DBS Corp.                      6.625     10/01/2014       2,000,000        2,012,500
      GCI, Inc.                               7.250     02/15/2014       2,500,000        2,500,000
      GTE Corp.                               8.750     11/01/2021       1,500,000        1,855,194
      Michigan Bell Telephone Co.             7.850     01/15/2022       2,000,000        2,284,608
      New York Telephone Co.                  6.125     01/15/2010       1,000,000        1,016,738
      News America Holdings, Inc.             8.500     02/23/2025       2,300,000        2,764,209
      News America, Inc.                      6.625     01/09/2008       1,000,000        1,008,443
      Nextel Communications, Inc.^            7.375     08/01/2015       2,800,000        2,896,037
      Pacific Bell                            7.250     11/01/2027       2,000,000        2,062,292
      TW, Inc.                                9.150     02/01/2023       3,000,000        3,736,625
      Verizon New Jersey, Inc.                8.000     06/01/2022       1,000,000        1,133,642
      Walt Disney Co.                         6.300     01/25/2022       1,000,000          993,108

CONSUMER, CYCLICAL - 8.1%
      AmeriQual Group LLC*                    9.500     04/01/2012       2,500,000        2,599,999
      Auburn Hills Trust                     12.375     05/01/2020       1,400,000        2,212,722




See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007


                                                                      Principal
Fixed Income Securities                  Coupon        Maturity       Amount          Value
---------------------------------------- ----------    -----------    ------------    -------------
CONSUMER, CYCLICAL - 8.1% (Continued)
      Brown Shoe Co., Inc.                    8.750     05/01/2012    $  2,640,000    $   2,798,400
      Darden Restaurants, Inc.                7.125     02/01/2016       2,000,000        2,131,046
      Harrah's Operating Co., Inc.            5.375     12/15/2013       2,500,000        2,216,033
      Majestic Star Casino LLC                9.500     10/15/2010       2,500,000        2,621,875
      Mandalay Resort Group                   9.375     02/15/2010       2,000,000        2,155,000
      Meritor Automotive, Inc.                6.800     02/15/2009         348,000          349,740
      Mohawk Industries, Inc.                 7.200     04/15/2012       2,000,000        2,118,824
      MTR Gaming Group, Inc.                  9.750     04/01/2010       1,750,000        1,824,375
      OED Corp.                               8.750     04/15/2012       2,000,000        1,985,000
      Standard-Pacific Corp.^                 9.250     04/15/2012       2,000,000        1,920,000
      Station Casinos, Inc.                   6.875     03/01/2016       2,500,000        2,290,625
      TOUSA, Inc.^                            9.000     07/01/2010       2,100,000        1,958,250
      Toro Co.                                7.800     06/15/2027       2,177,000        2,297,828
      WCI Communities, Inc.^                  9.125     05/01/2012       1,500,000        1,488,750

CONSUMER, NON-CYCLICAL - 6.4%
      Aetna, Inc.                             6.625     06/15/2036       2,000,000        2,140,287
      Anheuser-Busch Cos., Inc.               7.125     07/01/2017       2,500,000        2,582,920
      Archer-Daniels-Midland Co.              8.375     04/15/2017       1,000,000        1,193,733
      Avis Budget Car Rental LLC*             7.750     05/15/2016       2,000,000        2,040,000
      Biovail Corp.                           7.875     04/01/2010       2,500,000        2,549,225
      Campbell Soup Co.                       8.875     05/01/2021       2,000,000        2,567,928
      FBG Finance Ltd*                        5.125     06/15/2015       2,000,000        1,919,028
      HCA, Inc.                               7.190     11/15/2015       2,000,000        1,764,108
      President and Fellows of Harvard        6.300     10/01/2037       1,000,000        1,051,880
      Rent-A-Center, Inc.                     7.500     05/01/2010       2,145,000        2,161,088
      SC Johnson & Son, Inc.*                 5.750     02/15/2033       2,000,000        1,894,428
      Teva Pharmaceutical Finance             6.150     02/01/2036       1,500,000        1,446,767
      Valassis Communications, Inc.           6.625     01/15/2009       2,550,000        2,524,500

DIVERSIFIED - 0.9%
      Leucadia National Corp.                 7.000     08/15/2013       2,500,000        2,512,499
      Leucadia National Corp.*                7.125     03/15/2017       1,000,000          993,750


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007


                                                                      Principal
Fixed Income Securities                  Coupon        Maturity       Amount          Value
---------------------------------------- ----------    -----------    ------------    -------------
ENERGY - 4.7%
      ANR Pipeline Co.                        9.625     11/01/2021    $  2,000,000    $   2,709,533
      Burlington Resources, Inc.              9.125     10/01/2021         700,000          929,349
      ConocoPhillips                          7.125     03/15/2028       1,000,000        1,027,145
      Louisiana Land & Exploration            7.625     04/15/2013       1,000,000        1,110,888
      Louisiana Land & Exploration            7.650     12/01/2023         750,000          887,036
      Mobil Corp.                             8.625     08/15/2021       1,004,000        1,319,181
      Noble Drilling Corp.                    7.500     03/15/2019       3,000,000        3,366,093
      OPTI Canada, Inc.*^                     8.250     12/15/2014       2,500,000        2,600,000
      Spectra Energy Capital LLC              8.000     10/01/2019       3,000,000        3,427,923
      USX Corp.                               9.375     02/15/2012         750,000          881,204
      USX Corp.                               9.375     05/15/2022         610,000          826,501

FINANCIAL - 26.7%
      Allied Capital Corp.                    6.000     04/01/2012       2,000,000        1,983,003
      AMBAC Financial Group, Inc.             5.950     12/05/2035       3,000,000        2,931,165
      American Real Estate Partners*          7.125     02/15/2013       2,500,000        2,468,750
      Amvescap PLC                            5.375     02/27/2013       2,000,000        1,996,972
      BAC Capital Trust XI                    6.625     05/23/2036       1,000,000        1,058,138
      Bankers Trust Corp.                     7.500     11/15/2015       2,500,000        2,827,780
      Barclays Bank PLC^                      6.278                      2,000,000        2,009,640
      BB&T Capital Trust II                   6.750     06/07/2036       3,000,000        3,229,059
      Chase Capital II                        5.856     02/01/2027       3,000,000        2,930,934
      Cigna Corp.                             7.650     03/01/2023       1,500,000        1,700,286
      Cigna Corp.                             7.875     05/15/2027       1,000,000        1,186,904
      CIT Capital Trust I                     7.700     02/15/2027       2,000,000        2,076,068
      Citigroup, Inc.                         6.000     10/31/2033       3,000,000        2,984,055
      Comerica Bank                           7.125     12/01/2013       1,500,000        1,533,747
      Comerica Bank                           8.375     07/15/2024       1,300,000        1,486,273
      Fairfax Financial Holdings Ltd^         7.750     04/26/2012       1,000,000          995,000
      Farmers Insurance Exchange*             8.625     05/01/2024       2,000,000        2,378,590
      Fidelity National Financial, Inc.       7.300     08/15/2011       2,500,000        2,594,638
      GAMCO Investors, Inc.                   5.500     05/15/2013       1,000,000          984,974
      General Electric Capital Corp.          5.000     03/30/2019       3,000,000        2,796,810
      GMAC LLC                                6.125     08/28/2007       2,000,000        1,998,810
      Goldman Sachs Group LP*                 8.000     03/01/2013       2,500,000        2,815,485
      Hospitality Properties Trust*           5.625     03/15/2017       1,000,000          984,846
      HSBC America Capital Trust II*          8.380     05/15/2027       1,000,000        1,044,273
      HSBC Finance Corp.                      6.375     08/01/2010       1,000,000        1,035,724
      Jefferies Group, Inc.                   7.750     03/15/2012       2,555,000        2,790,597
      JPMorgan Chase & Co.                    6.625     03/15/2012         500,000          530,050
      KeyCorp Capital III                     7.750     07/15/2029       2,500,000        2,947,018
      Kingsway America, Inc.                  7.500     02/01/2014       2,500,000        2,581,720


See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007



                                                                      Principal
Fixed Income Securities                  Coupon        Maturity       Amount          Value
---------------------------------------- ----------    -----------    ------------    -------------
FINANCIAL - 26.7% (Continued)
      Lehman Brothers Holdings, Inc.          8.500     08/01/2015    $  2,000,000    $   2,375,010
      Lincoln National Corp.                  7.000     03/15/2018         891,000          981,371
      Loews Corp.                             8.875     04/15/2011       1,440,000        1,609,665
      MBIA, Inc.                              5.700     12/01/2034       2,000,000        1,914,962
      MBNA Capital A                          8.278     12/01/2026       2,000,000        2,093,780
      Mellon Capital II                       7.995     01/15/2027       1,000,000        1,043,229
      Merrill Lynch & Co., Inc.               6.750     06/01/2028       2,000,000        2,159,738
      Merrill Lynch & Co., Inc.               6.220     09/15/2026       1,000,000        1,002,280
      Morgan Stanley^                         6.250     08/09/2026       3,500,000        3,593,163
      Nationwide Mutual Insurance Co.*        6.600     04/15/2034       1,000,000          985,103
      NCNB Corp.                             10.200     07/15/2015       1,000,000        1,299,769
      New England Mutual Life                 7.875     02/15/2024       1,650,000        1,982,858
      Ohio National Financial Services*       7.000     07/15/2011       2,000,000        2,119,020
      Prudential Funding LLC*                 6.750     09/15/2023       2,000,000        2,138,004
      Regions Financial Corp.                 7.750     09/15/2024       1,400,000        1,696,860
      Republic New York Corp.                 9.125     05/15/2021       1,000,000        1,291,923
      Santander Financial Issuances           6.375     02/15/2011         750,000          780,322
      Security Benefit Life Insurance*        8.750     05/15/2016       2,000,000        2,338,652
      Societe Generale                        5.500     09/22/2017       2,000,000        1,954,814
      SunAmerica, Inc.                        8.125     04/28/2023       2,000,000        2,470,044
      SunTrust Banks, Inc.                    6.000     02/15/2026       1,880,000        1,907,281
      SunTrust Capital II                     7.900     06/15/2027         737,000          766,880
      Travelers Property Casualty Corp.       7.750     04/15/2026       2,000,000        2,363,474
      Twin Reefs Pass-Through Trust*          6.320     12/10/2009       3,000,000        3,008,082
      Union Planters Capital Trust A          8.200     12/15/2026       2,750,000        2,858,389
      Washington Mutual, Inc.                 8.250     04/01/2010       2,500,000        2,700,840

GOVERNMENT - 0.5%
      Fannie Mae                              6.000     03/09/2021       2,000,000        1,993,124

INDUSTRIAL - 10.3%
      Arrow Electronics, Inc.                 7.500     01/15/2027       2,300,000        2,468,109
      Burlington Northern, Inc.               8.750     02/25/2022       2,500,000        3,124,983
      Caterpillar, Inc.                       6.050     08/15/2036       2,500,000        2,551,818
      Clark Equipment Co.                     8.000     05/01/2023         500,000          595,848
      CSX Transportation, Inc.                9.750     06/15/2020       1,500,000        1,983,015
      FedEx Corp                              9.650     06/15/2012       1,047,000        1,245,642
      FedEx Corp                              7.630     01/01/2015       1,000,000        1,090,010
      FedEx Corp                              8.760     05/22/2015         750,000          838,058
      Gibraltar Industries, Inc.              8.000     12/01/2015       2,300,000        2,323,000



See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007


                                                                      Principal
Fixed Income Securities                  Coupon        Maturity       Amount          Value
---------------------------------------- ----------    -----------    ------------    -------------
INDUSTRIAL - 10.3% (Continued)
      Goodrich Corp.                          6.800     02/01/2018    $  1,500,000    $   1,611,686
      Gulfmark Offshore, Inc.                 7.750     07/15/2014       2,375,000        2,410,625
      Ingersoll-Rand Co.                      9.000     08/15/2021         305,000          393,957
      Joy Global, Inc.*                       6.000     11/15/2016       1,000,000        1,007,176
      Koninklijke Philips Electronics         7.250     08/15/2013       2,000,000        2,171,100
      Northrop Grumman                        9.375     04/15/2021       1,000,000        1,311,040
      NXP BV*                                 7.875     10/15/2014       2,000,000        2,065,000
      Pactiv Corp.                            7.950     12/15/2025       2,500,000        2,786,668
      PHI, Inc.                               7.125     04/15/2013       3,000,000        2,865,000
      Siemens Financier*                      6.125     08/17/2026       3,000,000        3,052,359
      Stagecoach Transport Holdings           8.625     11/15/2009         500,000          533,990
      Teekay Shipping Corp.                   8.875     07/15/2011       1,500,000        1,616,250
      Thomas & Betts Corp.                    7.250     06/01/2013       2,500,000        2,622,635
      United Technologies Corp.               8.750     03/01/2021       1,000,000        1,293,694

MORTGAGE SECURITIES - 20.7%
      Banc of America Alternative Loan        6.000     11/25/2046       1,594,584        1,603,337
      Chase Mortgage Finance Corp.            6.500     05/25/2036       2,628,224        2,677,125
      Countrywide Alternative Loan            5.500     09/25/2035       2,179,167        2,140,692
      Countrywide                             5.000     11/25/2035       2,474,000        2,371,052
      Countrywide Alternative Loan            7.000     02/25/2036       2,326,933        2,369,993
      Countrywide Alternative Loan            6.250     07/25/2036         967,341          983,602
      Countrywide Alternative Loan            6.000     07/25/2036         677,800          673,388
      Credit Suisse Mortgage Capital          6.500     03/25/2036         830,367          844,660
      Credit Suisse Mortgage Capital          6.250     06/25/2036       2,560,005        2,584,493
      Fannie Mae Pool                         6.500     07/01/2029         807,878          833,063
      Fannie Mae Pool                         6.500     08/01/2029       1,035,318        1,067,593
      Fannie Mae Pool                         7.000     02/01/2032       2,149,154        2,238,956
      Fannie Mae Pool                         7.000     03/01/2032       1,958,850        2,041,273
      Fannie Mae Pool                         6.500     04/01/2032       1,722,681        1,771,124
      Fannie Mae Pool                         6.500     06/01/2032       2,280,739        2,344,875
      Fannie Mae Pool                         6.000     11/01/2032       2,275,062        2,305,895
      Fannie Mae Pool                         6.500     12/01/2032       2,039,674        2,100,927
      Fannie Mae Pool                         7.000     04/01/2033       1,668,614        1,731,676
      Fannie Mae Pool                         6.000     04/01/2035       2,188,831        2,214,969
      Fannie Mae Pool                         5.016     10/01/2035       2,084,676        2,074,150





See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007


                                                                      Principal
Fixed Income Securities                  Coupon        Maturity       Amount          Value
---------------------------------------- ----------    -----------    ------------    -------------
MORTGAGE SECURITIES - 20.7% (Continued)
      Fannie Mae Pool                         7.000     08/01/2036    $  2,865,577    $   2,955,957
      Freddie Mac Gold Pool                   6.500     06/01/2024       2,335,456        2,395,948
      Freddie Mac Gold Pool                   6.500     09/01/2031       1,628,977        1,673,901
      Freddie Mac Gold Pool                   7.000     10/01/2031       2,479,082        2,579,822
      Freddie Mac Gold Pool                   6.500     02/01/2032       2,154,909        2,214,919
      Freddie Mac Gold Pool                   6.500     05/01/2032       2,910,158        2,991,201
      Freddie Mac Gold Pool                   7.000     05/01/2032       2,932,339        3,042,689
      Freddie Mac Gold Pool                   6.500     08/01/2032       1,546,176        1,589,234
      Freddie Mac Gold Pool                   6.500     04/01/2033       2,247,953        2,314,511
      Freddie Mac Gold Pool                   7.000     09/01/2033         718,935          746,159
      Freddie Mac Gold Pool                   6.500     10/01/2034       1,389,846        1,428,551
      Freddie Mac Gold Pool                   6.000     04/01/2035       2,307,626        2,327,672
      Freddie Mac Gold Pool                   6.000     10/01/2035       2,407,103        2,428,014
      Ginnie Mae I pool                       7.000     06/15/2031       1,400,643        1,465,231
      Ginnie Mae I pool                       7.000     12/15/2031       3,253,317        3,402,311
      Ginnie Mae II pool                      7.000     09/20/2029       2,113,149        2,203,460
      Ginnie Mae II pool                      6.000     10/20/2035       2,460,766        2,490,615
      Lehman Mortgage Trust                   6.510     04/25/2036       2,398,097        2,440,114
      Lehman Mortgage Trust                   6.000     09/25/2036       2,801,548        2,780,100
      Merrill Lynch Mortgage Investors        6.250     10/25/2036       3,622,468        3,648,442

TECHNOLOGY - 0.6%
      International Business Machines         8.375     11/01/2019       2,000,000        2,502,286

UTILITIES - 5.0%
      Dominion Resources, Inc.                8.125     06/15/2010       2,500,000        2,722,990
      Entergy Louisiana LLC                   5.090     11/01/2014       2,500,000        2,385,990
      Hydro Quebec                            8.400     01/15/2022         300,000          391,852
      Jersey Central Power & Light Co.        6.750     11/01/2025       1,619,000        1,632,141
      Nakilat, Inc.*                          6.067     12/31/2033       3,000,000        2,893,440




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2007


Fixed Income Securities, Cash Collateral                               Shares/
and Money Market Fund                    Coupon        Maturity        Principal       Value
---------------------------------------- ----------    -----------    ------------    -------------
UTILITIES - 5.0% (Continued)
      Ohio Power Co.                          6.375     07/15/2033    $  2,000,000    $   1,934,024
      PSEG Power LLC                          5.500     12/01/2015       1,500,000        1,479,596
      Reliant Energy HL&P                     9.150     03/15/2021       2,300,000        2,939,777
      Southern Co Capital Funding, Inc.       5.750     11/15/2015       2,000,000        2,009,164
      Southern Power Co.                      6.375     11/15/2036       2,000,000        1,961,736
                                                                                      --------------
TOTAL FIXED INCOME SECURITIES - 97.5%
      (Cost $392,297,378)                                                               395,876,303

INVESTMENT OF CASH COLLATERAL - 4.5%
      CSFB Separately Managed Account                                  $18,367,801       18,367,801

INVESTMENT IN FIFTH THIRD INSTITUTIONAL
MONEY MARKET FUND - 1.5%                                                 6,035,551        6,035,551
                                                                                      --------------
TOTAL INVESTMENTS IN SECURITIES - 103.5%
      (Cost $416,700,730)                                                               420,279,655

OTHER ASSETS LESS LIABILITIES - (3.5%)                                                  (14,326,866)
                                                                                      --------------
TOTAL NET ASSETS - 100.0%                                                             $ 405,952,789
                                                                                      ==============




^ A portion of these securities are on loan. At March 31, 2007, the total market value of the Fund's on loan is $17,907,764 and the total market value of the collateral held by the Fund is $18,367,801.

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities considered liquid and may be resold in transactions exempt from registration. At March 31, 2007, the aggregate market value of these securities amounted to $42,447,266 or 10.46% of net assets.

See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS
ADVANCE CAPITAL I, INC.

a) Security Valuation

     Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service. The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund's net asset value is calculated. Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b)  Securities Lending

     The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Directors. Each fund will limit its securities lending activity to 33 1/3% of its total assets. Credit Suisse, New York Branch, serves as the lending manager for the Funds pursuant to a Securities Lending Management Agreement (the "Lending Agreement"), for which they receive a fee. Credit Suisse's fee is computed monthly in arrears and is based on 30% of the sum of all interest, dividends and other distributions earned from the investment of collateral in investments, as approved by the Board of Directors, net of rebates paid by Credit Suisse to borrowers and net of brokerage commissions, if any, incurred in making or liquidating the investments. Under guidelines established by the Board of Directors, the Funds must maintain loan collateral with Credit Suisse at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest of debt securities. Credit Suisse may invest the collateral in the CSFB Enhanced Liquidity Fund (the "Enhanced Fund"), a series of CSFB Securities Lending Fund, LLC. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in the Enhanced Fund. The cash collateral, or short-term investments purchased with such collateral, is recorded as assets of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the securities loan(s). Loans are subject to termination by the Funds or the borrower at any time.

c) At March 31, 2007, the net unrealized appreciation and depreciation of securities for financial reporting and Federal income tax purposes consisted of the following:


                                                                          Total Net
                                          Unrealized      Unrealized      Unrealized
                          Total Cost      Appreciation    Depreciation    Appreciation
                          ----------      ------------    ------------    ------------
Equity Growth Fund        $254,908,411    $53,903,500     ($ 6,305,057)   $47,598,443
Balanced Fund             $413,701,217    $64,758,293     ($ 7,116,763)   $57,641,530
Retirement Income Fund    $416,700,730    $ 7,035,011     ($ 3,456,086)   $ 3,578,925


Item 2. Controls and Procedures.
(a) Based on his evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and treasurer has concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

      Pursuant to the requirements of the Securities Exchange
Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advance Capital I, Inc.

/S/ Robert J. Cappelli
-------------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 25, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/S/ Robert J. Cappelli
-----------------------------------------
Robert J. Cappelli, President & Treasurer

Date:  May 25, 2007



/S/ Christopher M. Kostiz
-----------------------------------------
Christopher M. Kostiz, Vice President

Date:  May 25, 2007